Intangible Assets (Details) - USD ($)		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]]
Consideration amount paid		$ 6,000,000
Financial through intellectual property amount		$ 3,000,000
Payment not paid			$ 3,000,000
Outstanding obligation	$ 850,000
Reversed payable	2,150,000
Other intangible assets	$ 850,000
Top of range [Member]
Intangible Assets [Line Items]]
Agreement payments amount			600,000
Bottom of range [Member]
Intangible Assets [Line Items]]
Agreement payments amount			$ 2,400,000